RELATED PARTY TRANSACTIONS (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 06, 2025	Aug. 18, 2024	Jul. 14, 2023	Dec. 31, 2022	Feb. 28, 2022
Related Party Transaction [Line Items]
Digital assets loan receivable		$ 390,003		$ 390,003
Notes receivable, related parties	$ 8,238,757	5,183,987		5,183,987
Related party
Related Party Transaction [Line Items]
Accounts receivable, net	433,409	594,435		594,435	$ 1,148,913
Revenues	218,024		$ 5,663	667,309	97,325
Collateralized lending, digital assets borrowed				2,253,026
Digital assets loan receivable	0	290,356		290,356	0
Notes receivable, related parties		$ 5,183,987		$ 5,183,987	3,770,027
Interest rate, percentage							2.95%
Annual facilitation fee		2.00%		2.00%
Related party | Minimum
Related Party Transaction [Line Items]
Collateral to loan ratio		128.00%		128.00%
Related party | Maximum
Related Party Transaction [Line Items]
Collateral to loan ratio		167.00%		167.00%
Securitize KKR
Related Party Transaction [Line Items]
Notes receivable, related parties	$ 4,702,874	$ 3,476,639		$ 3,476,639	3,232,059
Loan value										$ 15,000,000
Advance period	5 years
Securitize Capital Hamilton Lane Fund
Related Party Transaction [Line Items]
Notes receivable, related parties	$ 1,353,732	1,084,957		1,084,957	471,859
Loan value								$ 7,000,000
Capital Hamilton Lane Equity Opportunity Fund
Related Party Transaction [Line Items]
Accounts receivable, net		81,377		81,377	922,349
Hamilton Lane SF6
Related Party Transaction [Line Items]
Accounts receivable, net		513,058		513,058	226,564
Convertible promissory notes payable | Related party
Related Party Transaction [Line Items]
Loan amount							$ 83.51993162		$ 89,879
Notes receivable, related parties	66,109	66,109		66,109	66,109
SIZE Foundation Loan Agreement | Related party
Related Party Transaction [Line Items]
Notes receivable, related parties	2,116,042	556,282		$ 556,282
Loan value						$ 500,000
Increase of credit line	$ 3,000,000	$ 2,000,000
Securitize Capital BVI | Related party
Related Party Transaction [Line Items]
Loan value					$ 5,000,000			$ 5,000,000